Taxation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The following table is the Group’s deferred tax assets:

	March 31, 2015	December 31, 2014
	(Unaudited)
Tax loss carry forward	$10,449	$-
Less: valuation allowance	(10,449)	-
Deferred tax assets	$-	$-

Schedule of Reconciles Effective Tax

The following table reconciles the Group’s effective tax for the periods presented:

	Three months ended March 31, 2015	Three months ended March 31, 2014

Expected enterprise income tax benefit (expense) at statutory tax rate	$(13,053)	$(5)
Expenses non-deductible for tax purpose	2,604	5
Changes in valuation allowance	10,449
Effective enterprise income tax benefit (expense)	$-	$-

The following table reconciles the Group’s effective tax for the periods presented:

	Year ended December 31, 2014	October 25, 2013 (inception) through December 31, 2013

Expected enterprise income tax benefit (expense) at statutory tax rate	$(82,372)	$-
Expenses non-deductible for tax purpose	82,372	-
Effective enterprise income tax benefit (expense)	$-	$-